UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period:  July 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2011 (Unaudited)
Hennessy Cornerstone Growth Fund
			% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.40%
Consumer Discretionary - 28.46%
Ann, Inc. (a)	134,300	$3,483,742	1.85%
Borg Warner, Inc. (a)	53,800	4,283,556	2.27%
Cost Plus, Inc. (a)	349,400	3,106,166	1.65%
CPI Corp.	125,900	1,402,526	0.74%
Dillards, Inc.	98,900	5,564,114	2.95%
DineEquity, Inc. (a)	64,800	3,376,080	1.79%
Krispy Kreme Doughnuts, Inc. (a)	492,300	4,027,014	2.13%
Libbey, Inc. (a)	248,700	3,847,389	2.04%
Pier 1 Imports, Inc. (a)	341,500	3,753,085	1.99%
Quiksilver, Inc. (a)	708,500	3,726,710	1.97%
Ruby Tuesday, Inc. (a)	263,300	2,393,397	1.27%
Tenneco, Inc. (a)	87,100	3,478,774	1.84%
Tractor Supply Co.	75,500	4,976,960	2.64%
TRW Automotive Holdings Corp. (a)	68,700	3,467,289	1.84%
Tuesday Morning Corp. (a)	652,000	2,803,600	1.49%
		53,690,402	28.46%
Consumer Staples - 4.38%
Pricesmart, Inc.	93,100	5,448,212	2.89%
SunOpta, Inc. (a)(b)	478,600	2,818,954	1.49%
		8,267,166	4.38%
Energy - 9.51%
Atlas Energy LP	243,200	6,082,432	3.22%
Atlas Pipeline Partners LP	144,700	4,950,187	2.62%
Western Refining, Inc. (a)	338,900	6,923,727	3.67%
		17,956,346	9.51%
Financials - 7.65%
Ashford Hospitality Trust, Inc.	352,800	3,845,520	2.04%
Grupo Financiero Galicia SA - ADR (a)(b)	232,600	3,309,898	1.75%
iStar Financial, Inc. (a)	515,600	3,614,356	1.92%
Newcastle Investment Corp. (a)	607,900	3,653,479	1.94%
		14,423,253	7.65%
Health Care - 1.84%
MedCath Corp. (a)	264,600	3,471,552	1.84%
Industrials - 22.77%
Air Transport Services Group Inc. (a)	450,400	2,242,992	1.19%
Amerco (a)	34,400	3,100,816	1.64%
Commercial Vehicle Group, Inc. (a)	205,200	2,175,120	1.15%
Greenbrier Companies, Inc. (a)	157,200	3,162,864	1.68%
Interface, Inc.	231,400	3,707,028	1.96%
NACCO Industries, Inc.	33,500	3,044,480	1.61%
Sauer-Danfoss, Inc. (a)	114,400	5,434,000	2.88%
Timken Co.	75,300	3,288,351	1.74%
Titan International Inc.	194,000	4,902,380	2.60%
Trimas Corp. (a)	160,400	3,844,788	2.04%
United Continental Holdings, Inc. (a)	137,900	2,498,748	1.32%
United Rentals, Inc. (a)	153,100	3,522,831	1.87%
US Airways Group, Inc. (a)	329,300	2,054,832	1.09%
		42,979,230	22.77%

Information Technology - 6.12%
DDi Corp.	308,900	2,542,247	1.35%
Kemet Corp. (a)	279,600	3,411,120	1.81%
Newport Corp. (a)	210,600	3,272,724	1.73%
Power One, Inc. (a)	323,100	2,329,551	1.23%
		11,555,642	6.12%
Materials - 14.34%
Buckeye Technologies, Inc.	171,400	4,608,946	2.44%
Innospec, Inc. (a)	165,400	5,312,648	2.82%
Materion Corp. (a)	93,700	3,571,844	1.89%
Mercer International, Inc. (a)	530,000	4,897,200	2.59%
Quaker Chem Corp.	87,100	3,531,034	1.87%
TPC Group, Inc. (a)	128,500	5,159,275	2.73%
		27,080,947	14.34%
Telecommunication Services - 3.33%
General Communication, Inc. (a)	288,600	3,275,610	1.73%
IDT Corp.	124,900	3,013,837	1.60%
		6,289,447	3.33%
TOTAL COMMON STOCKS (Cost $179,838,945)		$185,713,985	98.40%
	Shares /		% of
	Principal Value	Value	Net Assets
SHORT TERM INVESTMENTS - 1.90%
Money Markets Funds - 1.90%
Fidelity Government Portfolio - Institutional Class, 0.0100%(c)	3,578,379	$3,578,379	1.90%
Total Money Market Funds (Cost $3,578,379)		3,578,379	1.90%
Demand Notes# - 0.00%
American Family Financial Services, 0.1000%	$845	845	0.00%
Total Demand Notes (Cost $845)		845	0.00%
TOTAL SHORT TERM INVESTMENTS (Cost $3,579,224)		$3,579,224	1.90%
Total Investments (Cost $183,418,169) - 100.30%		$189,293,209	100.30%
Liabilities in Excess of Other Assets - (0.30)%		(566,726)	(0.30)%
TOTAL NET ASSETS - 100.00%		$188,726,483	100.00%

Footnotes

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2011.
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. Interest rates listed are as of July 31, 2011.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

Cost of investments	$183,418,522
Gross unrealized appreciation	23,773,199
Gross unrealized depreciation	(17,898,512)
Net unrealized appreciation	$5,874,687

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2011
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices.  Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.  When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds.  Fair value pricing determinations are made in good faith in accordance with these procedures.  There are numerous criteria that will be given consideration in determining a fair value of a security.  Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 53,690,402	$ -	$ -	$ 53,690,402
Consumer Staples	8,267,166	-	-	8,267,166
Energy	17,956,346	-	-	17,956,346
Financials	14,423,253	-	-	14,423,253
Health Care	3,471,552	-	-	3,471,552
Industrials	42,979,230	-	-	42,979,230
Information Technology	11,555,642	-	-	11,555,642
Materials	27,080,947	-	-	27,080,947
Telecommunication Services	6,289,447	-	-	6,289,447
Total Common Stock	$ 185,713,985	$ -	$ -	$ 185,713,985

Short-Term Investments
Money Market Funds	3,578,379	-	-	$ 3,578,379
Demand Notes	-	845	-	$ 845
Total Short-Term Investments	$ 3,578,379	$ 845	$ -	$ 3,579,224

Total Investments in Securities	$ 189,292,364	$ 845	$ -	$ 189,293,209

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2011, the Fund recognized no significant transfers between levels.

Schedule of Investments
July 31, 2011(Unaudited)
Hennessy Focus 30 Fund
			% of
	Shares	Value	Net Assets
COMMON STOCKS - 92.47%
Consumer Discretionary - 48.36%
Advance Auto Parts, Inc.	75,800	$4,166,726	2.28%
Autoliv, Inc.	72,600	4,803,216	2.64%
Borg Warner, Inc. (a)	92,700	7,380,774	4.05%
Crocs, Inc. (a)	359,800	11,272,534	6.19%
Dollar Tree, Inc. (a)	92,600	6,132,898	3.37%
Family Dollar Stores, Inc.	102,100	5,422,531	2.98%
HSN, Inc. (a)	146,600	4,792,354	2.63%
Tenneco, Inc. (a)	160,000	6,390,400	3.51%
Tractor Supply Co.	116,000	7,646,720	4.20%
TRW Automotive Holdings Corp. (a)	123,100	6,212,857	3.41%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	149,600	9,429,288	5.18%
Valassis Communications, Inc. (a)	132,500	3,551,000	1.94%
Williams Sonoma, Inc.	143,600	5,316,072	2.92%
Wyndham Worldwide Corp.	161,000	5,568,990	3.06%
		88,086,360	48.36%
Energy - 4.42%
Complete Production Services Co. (a)	207,200	8,055,936	4.42%
Financials - 2.54%
Jones Lang Lasalle, Inc.	54,400	4,630,528	2.54%
Health Care - 10.62%
Amerigroup Corp. (a)	114,900	6,319,500	3.47%
Healthspring, Inc. (a)	192,100	7,883,784	4.33%
Magellan Health Services, Inc. (a)	98,800	5,147,480	2.82%
		19,350,764	10.62%
Industrials - 10.88%
Applied Industrial Technologies, Inc.	149,000	4,756,080	2.61%
Meritor, Inc. (a)	306,400	4,136,400	2.27%
Toro Co.	79,000	4,252,570	2.34%
United Continental Holdings, Inc. (a)	200,100	3,625,812	1.99%
US Airways Group, Inc. (a)	487,000	3,038,880	1.67%
		19,809,742	10.88%
Information Technology - 1.95%
Lexmark International (a)	105,600	3,544,992	1.95%
Materials - 13.70%
Ferro Corp. (a)	356,900	4,646,838	2.55%
Lubrizol Corp.	41,900	5,639,740	3.09%
Polyone Corp.	393,500	6,099,250	3.35%
Rockwood Holdings, Inc. (a)	141,800	8,574,646	4.71%
		24,960,474	13.70%
TOTAL COMMON STOCKS (Cost $129,152,039)		$168,438,796	92.47%
	Shares/		% of
	Principal Value	Value	Net Assets
SHORT TERM INVESTMENTS - 8.98%
Money Market Funds - 8.49%
Federated Government Obligation Money Market, 0.0000% (b)	6,722,841	$6,722,841	3.69%
Fidelity Government Portfolio - Institutional Class, 0.0100% (b)	8,754,286	8,754,286	4.81%
Total Money Market Funds (Cost $15,477,127)		15,477,127	8.50%

Demand Notes# - 0.49%
American Family Financial Services, 0.1000%	$888,430	888,430	0.49%
Total Demand Notes (Cost $888,430)		888,430	0.49%
TOTAL SHORT TERM INVESTMENTS (Cost $16,365,557)		$16,365,557	8.99%
Total Investments (Cost $145,517,596) - 101.46%		$184,804,353	101.46%
Liabilities in Excess of Other Assets - (1.46)%		(2,653,276)	(1.46)%
TOTAL NET ASSETS - 100.00%		$182,151,077	100.00%

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of July 31, 2011.
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. Interest rates listed are as of July 31, 2011.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

Cost of investments	$145,517,596
Gross unrealized appreciation	44,332,604
Gross unrealized depreciation	(5,045,847)
Net unrealized appreciation	$39,286,757

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2011
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices.  Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.  When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds.  Fair value pricing determinations are made in good faith in accordance with these procedures.  There are numerous criteria that will be given consideration in determining a fair value of a security.  Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 88,086,360	$ -	$ -	$ 88,086,360
Energy	8,055,936	-	-	8,055,936
Financials	4,630,528	-	-	4,630,528
Health Care	19,350,764	-	-	19,350,764
Industrials	19,809,742	-	-	19,809,742
Information Technology	3,544,992	-	-	3,544,992
Materials	24,960,474	-	-	24,960,474
Total Common Stock	$ 168,438,796	$ -	$ -	$ 168,438,796

Money Market Funds	15,477,127	-	-	15,477,127
Demand Notes	-	888,430	-	888,430
Total Short-Term Investments	$ 15,477,127	$ 888,430	$ -	$ 16,365,557

Total Investments in Securities	$ 183,915,923	$ 888,430	$ -	$ 184,804,353

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2011, the Fund recognized no significant transfers between levels.

Schedule of Investments
July 31, 2011 (Unaudited)
Hennessy Cornerstone Value Fund
			% of
	Shares	Value	Net Assets
COMMON STOCKS - 99.23%
Consumer Discretionary - 2.16%
Mattel, Inc.	110,800	$2,953,928	2.16%
Consumer Staples - 22.84%
Altria Group, Inc.	105,700	2,779,910	2.03%
Campbell Soup Co.	75,300	2,488,665	1.82%
ConAgra Foods, Inc.	120,700	3,091,127	2.26%
Diageo PLC - ADR (b)	34,900	2,835,276	2.07%
General Mills, Inc.	72,800	2,719,080	1.98%
H.J. Heinz Co.	54,200	2,853,088	2.08%
Kellogg Co.	53,500	2,984,230	2.18%
Kimberly Clark Corp.	42,000	2,745,120	2.00%
Kraft Foods, Inc.	84,700	2,911,986	2.13%
Philip Morris International, Inc.	43,900	3,124,363	2.28%
Sysco Corp.	90,200	2,759,218	2.01%
		31,292,063	22.84%
Energy - 16.59%
Chevron Corp.	30,700	3,193,414	2.33%
ConocoPhillips	42,000	3,023,580	2.21%
ENI SPA - ADR (b)	58,900	2,549,192	1.86%
Enterprise Products Partners LP	60,300	2,507,877	1.83%
Petrochina Co. Ltd. - ADR (b)	20,200	2,873,046	2.10%
Royal Dutch Shell PLC - ADR (b)	39,900	2,935,044	2.14%
Statoil ASA - ADR (b)	122,800	3,017,196	2.20%
Total SA - ADR (b)	48,600	2,627,802	1.92%
		22,727,151	16.59%
Financials - 2.21%
Marsh & McLennan Companies, Inc.	102,500	3,022,725	2.21%
Health Care - 18.90%
Abbott Labs	54,200	2,781,544	2.03%
Bristol-Myers Squibb Co.	99,100	2,840,206	2.07%
Eli Lilly & Co.	75,300	2,883,990	2.11%
GlaxoSmithKline PLC - ADR (b)	66,500	2,953,930	2.16%
Johnson & Johnson	40,700	2,636,953	1.92%
Merck & Co., Inc.	75,500	2,576,815	1.88%
Pfizer, Inc.	155,800	2,997,592	2.19%
Roche Holdings Ltd. - ADR (b)	72,000	3,209,040	2.34%
Sanofi Aventis - ADR (b)	77,700	3,010,875	2.20%
		25,890,945	18.90%
Industrials - 7.38%
Lockheed Martin Corp.	37,600	2,847,448	2.08%
Pitney Bowes, Inc.	111,800	2,409,290	1.76%
Raytheon Co.	56,100	2,509,353	1.83%
Waste Management, Inc.	74,600	2,349,154	1.71%
		10,115,245	7.38%
Information Technology - 7.36%
Automatic Data Processing, Inc.	57,500	2,960,675	2.16%
Intel Corp.	122,500	2,735,425	2.00%
Nokia Corp. - ADR (b)	253,100	1,467,980	1.07%
Taiwan Semiconductor Manufacturing Ltd. - ADR (b)	235,900	2,915,724	2.13%
		10,079,804	7.36%

Materials - 3.30%
Companhia Siderurgica Nacional - ADR (b)	153,500	1,630,170	1.19%
EI Du Pont de Nemours & Co.	56,300	2,894,946	2.11%
		4,525,116	3.30%
Telecommunication Services - 18.49%
AT&T, Inc.	91,100	2,665,586	1.94%
BCE, Inc. (b)	79,600	3,038,332	2.22%
CenturyLink, Inc.	61,600	2,285,976	1.67%
China Mobile Ltd. - ADR (b)	50,900	2,536,347	1.85%
France Telecom - ADR (b)	114,000	2,351,820	1.72%
KT Corp. - ADR (b)	119,000	2,351,440	1.72%
Mobile Telesystems OJSC - ADR (b)	121,900	2,289,282	1.67%
Telefonica De Argentina (a)(b)Ω	100	0	0.00%
Telefonica SA - ADR (b)	106,100	2,368,152	1.73%
Verizon Communications, Inc.	79,600	2,809,084	2.05%
Vodafone Group PLC - ADR (b)	93,600	2,630,160	1.92%
		25,326,179	18.49%
TOTAL COMMON STOCKS (Cost $122,739,609)		$135,933,156	99.23%
	Shares/		% of
	Principal Value	Value	Net Assets
SHORT TERM INVESTMENTS - 0.59%
Money Market Funds - 0.25%
Fidelity Government Portfolio - Institutional Class, 0.0100% (c)	340,123	$340,123	0.25%
Total Money Market Funds (Cost $340,123)		340,123	0.25%
Demand Notes# - 0.34%
American Family Financial Services, 0.1000%	$476,577	476,577	0.34%
Total Demand Notes (Cost $476,577)		476,577	0.34%
TOTAL SHORT TERM INVESTMENTS (Cost $816,700)		$816,700	0.59%
Total Investments (Cost $123,556,309) - 99.82%		$136,749,856	99.82%
Other Assets in Excess of Liabilities - 0.18%		243,055	0.18%
TOTAL NET ASSETS - 100.00%		$136,992,911	100.00%

Footnotes

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2011.
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. Interest rates listed are as of July 31, 2011.
Ω	Security is fair valued.
The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

Cost of investments	$124,526,648
Gross unrealized appreciation	17,064,966
Gross unrealized depreciation	(4,841,758)
Net unrealized appreciation	$12,223,208

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2011
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a heirarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices.  Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.  When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds.  Fair value pricing determinations are made in good faith in accordance with these procedures.  There are numerous criteria that will be given consideration in determining a fair value of a security.  Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2011:

Common Stock	Level 1	Level 2	Level 3		Total
Consumer Discretionary	$ 2,953,928	$ -	$ -		$ 2,953,928
Consumer Staples	31,292,063	-	-		31,292,063
Energy	22,727,151	-	-		22,727,151
Financials	3,022,725	-	-		3,022,725
Health Care	25,890,945	-	-		25,890,945
Industrials	10,115,245	-	-		10,115,245
Information Technology	10,079,804	-	-		10,079,804
Materials	4,525,116	-	-		4,525,116
Telecommunication Services	25,326,179	-	-	(1)	25,326,179
Total Common Stock	$ 135,933,156	$ -	$ -		$ 135,933,156

Short-Term Investments
Money Market Funds	340,123	-	-		340,123
Demand Notes	-	476,577	-		476,577
Total Short-Term Investments	$ 340,123	$ 476,577	$ -		$ 816,700

Total Investments in Securities	$ 136,273,279	$ 476,577	$ -		$ 136,749,856

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2011, the Fund recognized no significant transfers between levels.

(1)	Telefonica De Argentina has been valued at $0 during the entire reporting period.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
Common Stock
Balance as of 10/31/10	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation
(depreciation)	-
Purchases	-
(Sales)	-
Transfer in and/or out of Level 3	-
Balance as of 7/31/11	$-

Change in unrealized appreciation/depreciation during the year for level 3 investments held at July 31, 2011	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Hennessy Mutual Funds, Inc.

By (Signature and Title)            /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date          9/21/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date          9/21/11

By (Signature and Title)*            /s/ Teresa M. Nilsen
Teresa M. Nilsen, Principal Financial Officer

Date          9/21/11